Revenue - Schedule of concentrations of credit risk percentage (Details) - Credit risk - Revenue	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Customer A
Concentrations of credit risk
Concentrations of credit risk percentage.	10.00%	17.00%
Customer B
Concentrations of credit risk
Concentrations of credit risk percentage.		13.00%